Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 67,878	$ 55,257	$ 183,919	$ 156,297	$ 213,760	$ 169,152
Cost of revenue
Cost of revenue	34,964	25,528	88,675	70,515	97,930	63,665
Operating expenses
Selling, general and administrative	26,001	17,792	66,525	49,907	72,883	65,298
Depreciation and amortization	12,440	13,176	37,947	38,884	52,488	48,131
Intangible asset impairment loss						3,892
Total operating expenses	38,441	30,968	104,472	88,791	125,371	117,321
Operating loss	(5,527)	(1,239)	(9,228)	(3,009)	(9,541)	(11,834)
Interest expense, including amortization of deferred financing costs, net	5,589	5,276	16,155	18,359	23,493	24,785
Change in fair value of warrant liability	(2,898)	651	(5,281)	3,482	7,485	(235)
Change in fair value of warrant liability					(7,485)	235
Loss before income taxes	(8,218)	(7,166)	(20,102)	(24,850)	(40,519)	(36,384)
Income tax provision (benefit)
Current	179	201	569	711	1,051	(1,450)
Deferred	(3,889)	(1,719)	(8,197)	(6,087)	(6,369)	(11,491)
Total income tax benefit	(3,710)	(1,518)	(7,628)	(5,376)	(5,318)	(12,941)
Net loss	$ (4,508)	$ (5,648)	$ (12,474)	$ (19,474)	$ (35,201)	$ (23,443)
Loss per share:
Basic	$ (0.27)	$ (0.42)	$ (1.03)	$ (1.32)	$ (1.96)	$ (1.45)
Diluted	$ (0.27)	$ (0.42)	$ (1.03)	$ (1.32)	$ (1.96)	$ (1.45)
Weighted average shares outstanding (in Number):
Basic	30,732,921	30,281,520	30,433,641	30,285,684	31,650,173	31,169,435
Diluted	30,732,921	30,281,520	30,433,641	30,285,684	31,650,173	31,169,435
Service [Member]
Revenue
Revenue	$ 48,428	$ 43,436	$ 139,866	$ 127,113	$ 172,845	$ 159,425
Cost of revenue
Cost of revenue	17,379	15,675	51,417	47,594	64,520	57,621
Product [Member]
Revenue
Revenue	19,450	11,821	44,053	29,184	40,915	9,727
Cost of revenue
Cost of revenue	$ 17,585	$ 9,853	$ 37,258	$ 22,921	$ 33,410	$ 6,044